Deferred Financing Costs (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Finance Costs [Abstract]
Schedule Of Deferred Financing Costs [Table Text Block]
		December 31, 2013
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$23,410	$4,373	$19,037

		December 31, 2012
	Cost	Accumulated amortization	Net book value

Deferred financing costs	$21,543	$1,483	$20,060

Schedule Of Deferred Financing Costs Future Amortization Expense [Table Text Block]
2014	$3,537
2015	3,537
2016	3,537
2017	3,537
2018	3,035
Thereafter	1,854
$19,037